Long-Term Debt - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of long term debt [Line Items]
Borrowings				$ 686,853
Interest rate				3.70%	3.70%
Description of compliance with covenants		The unsecured senior notes require Precision to comply with certain restrictive and financial covenants including an incurrence based test of Consolidated Interest Coverage Ratio, as defined in the senior note agreements, of greater than or equal to 2.0:1 for the most recent four consecutive fiscal quarters. In the event the Consolidated Interest Coverage Ratio is less than 2.0:1 for the most recent four consecutive fiscal quarters the senior notes restrict Precision’s ability to incur additional indebtedness.
Minimum Consolidated Interest Coverage Ratio to incur additional indebtedness				2.00%	2.00%
Description of compliance with covenants		The unsecured senior notes also contain a restricted payments covenant that limits Precision’s ability to make payments in the nature of dividends, distributions and for repurchases from shareholders. These restricted payments baskets grow by, among other things, 50% of cumulative consolidated net earnings, and decrease by 100% of cumulative consolidated net losses as defined in the note agreements, and cumulative payments made to shareholders. At December 31, 2025, the governing net restricted payments basket was $41 million (2024 – negative $4 million). During 2024, pursuant to the indentures governing the unsecured senior notes, Precision used the available general restricted payments basket to facilitate the repurchase and cancellation of its common shares.
Net restricted payments basket				$ (41,000)		$ (4,000)
Proportion of ownership interest in subsidiary		100.00%
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity					$ 375,000		$ 375,000
Borrowings				28	80		12,000
Credit facility amount withdrawn				$ 28,000	80,000		$ 12,000
Borrowings maximum available letters of credit					200,000
Outstanding letters of credit		$ 51,000	$ 51,000
Maturity date		October 31, 2028	June 28, 2027
Senior Credit Facility [Member] | Interest Rate Swap Agreement
Disclosure of long term debt [Line Items]
Maturity date		December 2026
Notional amount					50,000
Senior Credit Facility [Member] | Future Assets [Member]
Disclosure of long term debt [Line Items]
Borrowings additional borrowing capacity					375,000
Senior Credit Facility Mature In [Member]
Disclosure of long term debt [Line Items]
Borrowings maximum borrowing capacity					$ 43,000
Maturity date		June 28, 2027
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Interest rate				7.125%	7.125%
6.875% senior notes due 2029 [Member]
Disclosure of long term debt [Line Items]
Interest rate				6.875%	6.875%
Maturity date		January 15, 2029
Borrowings frequency of payments		Interest is payable semi-annually on January 15 and July 15 of each year, commencing January 15, 2022.
Redemption price percentage				101.00%	101.00%
Original issue discount		$ 3,000
2026 Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Accrued interest					$ 3,000
Notional amount					$ 160,000
Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Description of credit facility repayment and termination			The U.S. Real Estate Credit Facility was repaid in-full and terminated during 2024.
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Percentage of face value		99.253%
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Description of credit facility repayment and termination			The Canadian Real Estate Credit Facility was repaid in-full and terminated during 2024.
CWC Energy Services [Member] | Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Credit facility assumed on acquisition	$ 10,000
Description of credit facility repayment and termination			In November 2023, Precision assumed a $10 million Canadian Real Estate Facility from the acquisition of CWC Energy Services which was repaid in-full and terminated during 2024.